Exploration and evaluation assets (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about exploration and evaluation assets [Abstract]
Disclosure of detailed information about exploration and evaluation assets [text block]
Balance at December 31, 2015	$10,071
Additions	6,001
Transferred to property, plant and equipment (note 8)	(60)
Balance at December 31, 2016	$16,012
Additions	7,207
Lease expiries	(168)
Transferred to property, plant and equipment (note 8)	(908)
Balance at December 31, 2017	$22,143